Cover	3 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name		LCNB CORP.
Entity Tax Identification Number		31-1626393
Entity Incorporation, State or Country Code		OH
Entity File Number		001-35292
Entity Address, Address Line One		2 North Broadway
Entity Address, State or Province		OH
Entity Address, City or Town		Lebanon
Entity Address, Postal Zip Code		45036
City Area Code		(513)
Local Phone Number		932-1414
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, No Par Value
Trading Symbol		LCNB
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001074902